AFA ASSET BASED LENDING FUND

Schedule of Investments

July 31, 2025 (Unaudited)

	Geographic Region	Acquisition Date	Cost/Principal	Fair Value	Percent of Net Assets
Investments in Asset Based Lending
Commercial Real Estate Bridge Lending (4.81%)
NCP APN LLC, 1-month SOFR +10.0%, 6/17/2027(a)(b)	North America	June, 2025	$4,000,000	$4,059,601	1.60%
NCP Mural Park LLC, 1-month SOFR +10.5%, 5% PIK, 3/21/2027(a)(b)(c)	North America	March, 2025	5,000,000	5,209,399	2.05%
Limerick Logistics Center 12.6% 6/4/2025(a)(b)	North America	February, 2024	3,000,000	2,942,719	1.16%
Physical Asset Based Lending (0.32%)
AF Funding XII LLC, Prime +3%, 10/5/2025(a)(b)(c)	North America	October, 2023	939,909	799,056	0.32%
Specialty Finance Credit Facilities (0.71%)
CH SPV A Holding LLC, 3-month SOFR+11.25%, 2/14/2027(a)(b)	North America	August, 2024	1,800,000	1,804,789	0.71%
Working Capital Bridge Lending (0.54%)
Sports Illistrated Tickets Partners LLC, 3.00% / 90, 8/15/2025(a)(b)	North America	July, 2025	1,250,000	1,375,148	0.54%
Total Asset Based Lending (Cost $15,989,909) (6.38%)			15,989,909	16,190,712

Investments in Underlying Funds
Primary Underlying Funds
Commercial Asset Based Lending (12.34%)
Callodine Asset Based Loan Fund II, LP(a)	North America	September, 2022	3,970,906	3,914,663	1.54%
Callodine Perpetual ABL Fund LP(a)	North America	July, 2023	11,400,000	11,688,987	4.61%
WhiteHawk Evergreen Fund, LP(a)	North America	October, 2024	15,000,000	15,700,063	6.19%
Commercial Real Estate Bridge Lending (9.69%)
1543 Oceania Credit Opportunities Fund(a)	North America	February, 2024	13,000,000	14,772,603	5.82%
Alcova Capital Yield Premium Fund, L.P.(a)	North America	August, 2021	8,900,000	9,819,951	3.87%
Diversified Asset-Based Lending (9.72%)
Matterhorn Partners LP(a)(d)	North America	December, 2023	6,000,000	7,000,253	2.76%
OHPC LP(a)	North America	April, 2022	17,500,000	17,661,064	6.96%
Ginnie Mae Early Buyout (0.07%)
Lynx EBO Fund II(B) SP, 3,500 Shares(a)	North America	October, 2021	223,086	182,266	0.07%
Government Contract Financing (4.20%)
Leonid Credit Income Fund LP(a)	North America	April, 2024	10,000,000	10,646,933	4.20%
Opportunistic Real Estate Lending (3.48%)
Mavik Real Estate Special Opportunities Fund, LP(a)	North America	July, 2022	7,361,444	8,823,008	3.48%
Litigation Financing (14.02%)
EAJF ESQ Fund LP(a)	North America	November, 2023	13,000,000	16,782,658	6.61%
Rocade Capital Fund IV LP(a)	North America	May, 2023	15,870,348	18,800,208	7.41%
Other Specialty Finance (5.53%)
Pier Special Opportunities Fund LP(a)	North America	December, 2022	13,424,493	14,025,679	5.53%
Real Asset Lending (0.96%)
Nebari Natural Resources Credit Fund II LP(a)(d)	North America	February, 2025	1,280,951	1,449,567	0.57%
Nebari Natural Resources Credit Fund II SPC(a)	Cayman Islands	February, 2023	892,535	983,544	0.39%
Small Business Lending (6.39%)
Feenix High Income Strategies GP LLC(a)	North America	February, 2024	4,000,000	4,167,003	1.64%
FVP Opportunity Fund IV LP(a)	North America	June, 2023	11,703,947	12,039,331	4.75%
Specialty Finance Asset Based Lending (24.41%)
Coromandel Credit Income Evergreen Fund LP(a)	North America	July, 2024	10,000,000	10,556,364	4.16%
Bastion Funding V LP(a)	North America	October, 2023	18,000,000	18,686,322	7.36%
Medalist Asset-Based Credit Fund III LP(a)	North America	July, 2023	10,204,397	10,250,844	4.04%
Treville Credit Fund LP(a)	North America	July, 2022	8,000,000	7,765,284	3.06%
Rivonia Road Fund LP(a)(d)	North America	June, 2023	12,000,000	14,699,968	5.79%
Trade Finance (5.97%)
Evolution Credit Partners Trade Finance, L.P.(a)	North America	January, 2025	15,000,000	15,142,359	5.97%
Total Investments in Underlying Funds (Cost $226,732,107) (96.78%)			226,732,107	245,558,922

Short-Term Investments
Money Market Fund (0.44%)
UMB Bank, Money Market Special II, 4.19% - 1,112,074 Shares(e)			1,112,074	1,112,074	0.44%
Total Short-Term Investments (Cost $1,112,074) (0.44%)			1,112,074	1,112,074

Total Investments (Cost $243,834,090) (103.60%)				$262,861,708
Liabilities in excess of other assets (-3.60%)				(9,123,880)
Net Assets - 100.00%				$253,737,828

a Underlying Funds are restricted as to resale.

b Level 3 securities fair valued using significant unobservable inputs.

c This security has a component of paid-in-kind (PIK) interest.

d Non-income producing.

e The rate quoted is the annualized seven-day yield of the fund at the period end.